LOCAL AND FOREIGN CURRENCY - Current Liabilities (Details) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current Liabilities:
Other financial liabilities	$ 67,981,405	$ 64,800,570
Trade and other accounts payable	257,519,477	242,836,356
Current payables to related parties	33,961,437	44,120,335
Other current provisions	2,676,418	682,778
Income taxes payable	3,184,965	10,828,593
Employee benefits current provisions	35,955,643	35,653,431
Other non-financial liabilities	27,007,977	20,612,791
Total Current Liabilities	428,287,322	419,534,854	$ 380,574,210
Until 90 days
Current Liabilities:
Other financial liabilities	13,536,530	12,287,632
Trade and other accounts payable	251,551,666	240,350,658
Current payables to related parties	33,728,629	44,120,335
Other current provisions	2,616,340	622,993
Income taxes payable	543,874
Other non-financial liabilities	648,171	1,705,768
Total Current Liabilities	302,625,210	299,087,386
More 90 days until 1 year
Current Liabilities:
Other financial liabilities	54,444,874	52,512,938
Trade and other accounts payable	5,967,811	2,485,698
Current payables to related parties	232,808
Other current provisions	60,078	59,785
Income taxes payable	2,641,091	10,828,593
Employee benefits current provisions	35,955,643	35,653,431
Other non-financial liabilities	26,359,806	18,907,023
Total Current Liabilities	125,662,112	120,447,468
Dollar
Current Liabilities:
Other financial liabilities	4,588,671	6,044,961
Trade and other accounts payable	11,745,990	8,331,196
Total Current Liabilities	16,334,660	14,376,157
Dollar | Until 90 days
Current Liabilities:
Other financial liabilities	25,540	24,684
Trade and other accounts payable	11,716,262	8,331,196
Total Current Liabilities	11,741,801	8,355,880
Dollar | More 90 days until 1 year
Current Liabilities:
Other financial liabilities	4,563,131	6,020,277
Trade and other accounts payable	29,728
Total Current Liabilities	4,592,859	6,020,277
Euros
Current Liabilities:
Trade and other accounts payable	2,282,651	4,958,363
Total Current Liabilities	2,282,651	4,958,363
Euros | Until 90 days
Current Liabilities:
Trade and other accounts payable	2,202,581	4,958,363
Total Current Liabilities	2,202,581	4,958,363
Euros | More 90 days until 1 year
Current Liabilities:
Trade and other accounts payable	80,070
Total Current Liabilities	80,070
Unidad de fomento
Current Liabilities:
Other financial liabilities	16,627,299	22,673,287
Trade and other accounts payable	2,198,131	8,312,403
Other non-financial liabilities		204,724
Total Current Liabilities	18,825,430	31,190,414
Unidad de fomento | Until 90 days
Current Liabilities:
Other financial liabilities	6,735,155	10,035,543
Trade and other accounts payable	2,198,131	8,312,403
Other non-financial liabilities		204,724
Total Current Liabilities	8,933,286	18,552,670
Unidad de fomento | More 90 days until 1 year
Current Liabilities:
Other financial liabilities	9,892,144	12,637,744
Total Current Liabilities	9,892,144	12,637,744
Chilean Peso
Current Liabilities:
Other financial liabilities	10,342,404	9,148,589
Trade and other accounts payable	88,400,091	70,656,460
Current payables to related parties	15,530,588	12,927,085
Other current provisions	2,616,341	622,993
Income taxes payable	184,406	2,785,425
Employee benefits current provisions	6,365,543	6,177,733
Other non-financial liabilities	26,301,926	19,927,834
Total Current Liabilities	149,741,297	122,246,119
Chilean Peso | Until 90 days
Current Liabilities:
Trade and other accounts payable	82,576,800	68,190,344
Current payables to related parties	15,297,780	12,927,085
Other current provisions	2,616,340	622,993
Income taxes payable	184,406
Other non-financial liabilities	190,529	1,198,755
Total Current Liabilities	100,865,856	82,939,177
Chilean Peso | More 90 days until 1 year
Current Liabilities:
Other financial liabilities	10,342,404	9,148,589
Trade and other accounts payable	5,823,291	2,466,116
Current payables to related parties	232,808
Income taxes payable		2,785,425
Employee benefits current provisions	6,365,543	6,177,733
Other non-financial liabilities	26,111,396	18,729,079
Total Current Liabilities	48,875,441	39,306,942
Brazilian Real
Current Liabilities:
Other financial liabilities	20,674,417	24,193,452
Trade and other accounts payable	74,524,169	58,354,740
Current payables to related parties	18,430,849	20,917,319
Income taxes payable	718,936
Employee benefits current provisions	16,412,363	17,117,494
Total Current Liabilities	130,760,733	120,583,005
Brazilian Real | Until 90 days
Current Liabilities:
Other financial liabilities	5,084,725	1,816,540
Trade and other accounts payable	74,524,169	58,354,740
Current payables to related parties	18,430,849	20,917,319
Income taxes payable	359,468
Total Current Liabilities	98,399,211	81,088,599
Brazilian Real | More 90 days until 1 year
Current Liabilities:
Other financial liabilities	15,589,691	22,376,912
Income taxes payable	359,468
Employee benefits current provisions	16,412,363	17,117,494
Total Current Liabilities	32,361,522	39,494,406
Argentine Peso
Current Liabilities:
Other financial liabilities	14,876,803	2,001,103
Trade and other accounts payable	69,911,911	85,070,896
Current payables to related parties		10,275,931
Income taxes payable	2,155,680	7,613,012
Employee benefits current provisions	12,371,827	11,640,535
Other non-financial liabilities	457,642	302,289
Total Current Liabilities	99,773,864	116,903,766
Argentine Peso | Until 90 days
Current Liabilities:
Other financial liabilities	1,691,110	410,865
Trade and other accounts payable	69,859,508	85,051,314
Current payables to related parties		10,275,931
Other non-financial liabilities	457,642	302,289
Total Current Liabilities	72,008,260	96,040,399
Argentine Peso | More 90 days until 1 year
Current Liabilities:
Other financial liabilities	13,185,694	1,590,238
Trade and other accounts payable	52,403	19,582
Income taxes payable	2,155,680	7,613,012
Employee benefits current provisions	12,371,827	11,640,535
Total Current Liabilities	27,765,604	20,863,367
Paraguayan Guaran
Current Liabilities:
Other financial liabilities	871,811	739,178
Trade and other accounts payable	8,454,869	7,152,298
Other current provisions	60,078	59,785
Income taxes payable	125,943	430,156
Employee benefits current provisions	805,911	717,669
Other non-financial liabilities	248,410	177,944
Total Current Liabilities	12,916,055	9,277,030
Paraguayan Guaran | Until 90 days
Current Liabilities:
Trade and other accounts payable	8,472,550	7,152,298
Total Current Liabilities	11,085,414	7,152,298
Paraguayan Guaran | More 90 days until 1 year
Current Liabilities:
Other financial liabilities	871,811	739,178
Trade and other accounts payable	(17,681)
Other current provisions	60,078	59,785
Income taxes payable	125,943	430,156
Employee benefits current provisions	805,911	717,669
Other non-financial liabilities	248,410	177,944
Total Current Liabilities	1,830,641	$ 2,124,732
Other Currency
Current Liabilities:
Trade and other accounts payable	1,665
Total Current Liabilities	1,665
Other Currency | Until 90 days
Current Liabilities:
Trade and other accounts payable	1,665
Total Current Liabilities	$ 1,665